Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 10,120,257	$ 8,225,911	$ 8,026,764
Cost of revenues	(7,052,835)	(4,902,078)	(4,113,661)
Gross profit	3,067,422	3,323,833	3,913,103
Operating expenses:
Selling expenses	150,418	153,213	132,542
General and administrative expenses	7,395,559	797,140	926,786
Research and development expenses	634,046	630,752	492,526
Total operating expenses	8,180,023	1,581,105	1,551,854
(Loss) income from operations	(5,112,601)	1,742,728	2,361,249
Other income (expenses):
Government subsidies	651,267	129,138	92,832
Interest income	1,226	4,459	2,171
Interest expense	(36,769)	(59,477)	(53,991)
Other-than-temporary impairment	(1,121,382)
Other income, net	19,183	34,440	58,311
Total other income (expenses), net	(486,475)	108,560	99,323
(Loss) income before income taxes	(5,599,076)	1,851,288	2,460,572
Provision for income taxes	(80,006)	(344,586)	(327,384)
Net (loss) income	(5,679,082)	1,506,702	2,133,188
Comprehensive income (loss)
Net (loss) income	(5,679,082)	1,506,702	2,133,188
Foreign currency translation loss	(37,187)	(133,740)	(479,845)
Total comprehensive (loss) income	$ (5,716,269)	$ 1,372,962	$ 1,653,343
(Losses)/earnings per share
Basic (in Dollars per share)	$ (0.97)	$ 0.3	$ 0.43
Diluted (in Dollars per share)	$ (0.97)	$ 0.3	$ 0.43
Weighted average number of ordinary shares outstanding
Basic (in Shares)	5,884,590	5,000,000	5,000,000
Diluted (in Shares)	5,884,590	5,000,000	5,000,000